Shareholders' equity (Details 1) - shares shares in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital
Brazilian residents	189,742	157,986	160,447
Foreign residents	7,308,789	7,340,545	7,402,636
Total shares	7,498,531	7,498,531	7,563,083
(-) Treasury shares	(26,634)	(11,690)	(51,572)
Total outstanding	7,471,897	7,486,841	7,511,511
Common
Capital
Brazilian residents	82,043	66,207	67,498
Foreign residents	3,736,652	3,752,488	3,783,473
Total shares	3,818,695	3,818,695	3,850,971
(-) Treasury shares	(13,317)	(5,845)	(25,786)
Total outstanding	3,805,378	3,812,850	3,825,185
Preferred
Capital
Brazilian residents	107,699	91,779	92,949
Foreign residents	3,572,137	3,588,057	3,619,163
Total shares	3,679,836	3,679,836	3,712,112
(-) Treasury shares	(13,317)	(5,845)	(25,786)
Total outstanding	3,666,519	3,673,991	3,686,326